Note 1 - Basis of Presentation and General Information - Excess of Consideration Over Acquired Assets (Details) $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
Excess of consideration over acquired assets	$ (9,309)
Astarte [Member]
Consideration in cash	20,500
Less: Net assets of companies acquired	11,191
Excess of consideration over acquired assets	$ 9,309